Segmented Information (Details) - Schedule of non current asset geographic area information - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Segmented Information (Details) - Schedule of non current asset geographic area information [Line Items]
Long-term receivable total	$ 150	$ 168
Right of use asset total	880	1,078
Equipment total	207	268
Intangibles total	6,988	4,351
CANADA
Segmented Information (Details) - Schedule of non current asset geographic area information [Line Items]
Long-term receivable total
Right of use asset total	170	188
Equipment total		34
Intangibles total		94
EMEA
Segmented Information (Details) - Schedule of non current asset geographic area information [Line Items]
Long-term receivable total	150	168
Right of use asset total	710	890
Equipment total	207	234
Intangibles total	$ 6,988	$ 4,257